Note 6 - Risk Management - Breakdown Loans and Advances Net of Impairment Losses (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
On demand and short notice [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	€ 0	€ 0
On demand and short notice [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	37,000,000	9,000,000
On demand and short notice [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0
On demand and short notice [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	164,000,000	118,000,000
On demand and short notice [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,126,000,000	2,328,000,000
On demand and short notice [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	516,000,000	595,000,000
On demand and short notice [Member] | By Product [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,844,000,000	3,050,000,000
On demand and short notice [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,048,000,000	3,251,000,000
Credit Card Debt [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0
Credit Card Debt [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	9,000,000	10,000,000
Credit Card Debt [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	1,000,000
Credit Card Debt [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,000,000	3,000,000
Credit Card Debt [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,555,000,000	1,940,000,000
Credit Card Debt [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	11,717,000,000	14,401,000,000
Credit Card Debt [Member] | By Product [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,283,000,000	16,355,000,000
Credit Card Debt [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	14,486,000,000	17,608,000,000
Trade Receivables [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	796,000,000	971,000,000
Trade Receivables [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0
Trade Receivables [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	470,000,000	230,000,000
Trade Receivables [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	12,805,000,000	15,976,000,000
Trade Receivables [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	71,000,000	99,000,000
Trade Receivables [Member] | By Product [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	14,142,000,000	17,276,000,000
Trade Receivables [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	14,444,000,000	17,617,000,000
Finance Leases [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0
Finance Leases [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	195,000,000	227,000,000
Finance Leases [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0
Finance Leases [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	5,000,000	6,000,000
Finance Leases [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,561,000,000	8,091,000,000
Finance Leases [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	351,000,000	387,000,000
Finance Leases [Member] | By Product [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,113,000,000	8,711,000,000
Finance Leases [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,474,000,000	9,095,000,000
Reverse Repurchase Agreements [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	430,000,000	0
Reverse Repurchase Agreements [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0
Reverse Repurchase Agreements [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,269,000,000	1,817,000,000
Reverse Repurchase Agreements [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	887,000,000	0
Reverse Repurchase Agreements [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	60,000,000	26,000,000
Reverse Repurchase Agreements [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0
Reverse Repurchase Agreements [Member] | By Product [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,647,000,000	1,843,000,000
Reverse Repurchase Agreements [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,656,000,000	1,848,000,000
Other Term Loans [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	4,311,000,000	4,240,000,000
Other Term Loans [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	25,930,000,000	26,734,000,000
Other Term Loans [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,793,000,000	4,121,000,000
Other Term Loans [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,518,000,000	7,795,000,000
Other Term Loans [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	153,588,000,000	137,934,000,000
Other Term Loans [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	154,750,000,000	160,223,000,000
Other Term Loans [Member] | By Product [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	350,890,000,000	341,047,000,000
Other Term Loans [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	362,342,000,000	351,230,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	32,000,000	35,000,000
Advances That Are Not Loans [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	377,000,000	865,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,812,000,000	7,743,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,489,000,000	3,056,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,437,000,000	951,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	486,000,000	506,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	14,632,000,000	13,156,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	14,688,000,000	13,214,000,000
Total Member [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	4,773,000,000	4,275,000,000
Total Member [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	27,343,000,000	28,816,000,000
Total Member [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	14,875,000,000	13,682,000,000
Total Member [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,535,000,000	11,208,000,000
Total Member [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	179,132,000,000	167,246,000,000
Total Member [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	167,892,000,000	176,211,000,000
Total Member [Member] | By Product [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	407,549,000,000	401,438,000,000
Total Member [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	421,137,000,000	413,863,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	953,000,000	1,067,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	15,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	300,000,000	261,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	30,850,000,000	23,575,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	106,609,000,000	111,085,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	138,712,000,000	136,003,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	142,457,000,000	139,317,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	430,000,000	0
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	4,660,000,000	10,447,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,763,000,000	93,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,629,000,000	2,106,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	16,238,000,000	29,009,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	4,675,000,000	6,893,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	29,396,000,000	48,548,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	29,986,000,000	49,266,000,000
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	43,048,000,000	46,356,000,000
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	43,048,000,000	46,356,000,000
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	46,148,000,000	49,474,000,000
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	108,159,000,000	110,178,000,000
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	108,159,000,000	110,178,000,000
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	110,005,000,000	111,636,000,000
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	12,047,000,000	12,259,000,000
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Total
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	12,047,000,000	12,259,000,000
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	€ 12,328,000,000	€ 12,415,000,000